Registration Nos. 2-34576
                                                         811-1940

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

Pre-Effective Amendment No.

Post-Effective Amendment No.          40                   X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                          X

Amendment No.      27                                       X


              SMITH BARNEY APPRECIATION FUND INC.
       (Exact name of Registrant as specified in Charter)

         388 Greenwich Street, New York, New York 10013
      (Address of principal executive offices) (Zip Code)

                         (212) 723-9218
      (Registrant's telephone number, including Area Code)

                       Christina T. Sydor
                           Secretary

              Smith Barney Appreciation Fund Inc.
                      388 Greenwich Street
                    New York, New York 10013
                          (22nd Floor)
            (Name and address of agent for service)

         Approximate Date of Proposed Public Offering:
    As soon as possible after this Post-Effective Amendment
                       becomes effective.

It is proposed that this filing will become effective:

      X          immediately  upon filing pursuant  to  Rule
485(b)
                 on ________ pursuant to Rule 485(b)
                 on                 pursuant to Rule 485(a)


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1994 was filed on February 23, 1995.




            SMITH  BARNEY APPRECIATION FUND INC.

                           FORM N-1A

                     CROSS REFERENCE SHEET

                    PURSUANT TO RULE 495(a)

Part A.
Item No.                     Prospectus Caption

1. Cover Page                     Cover Page

2. Synopsis                       Prospectus Summary

3.   Condensed   Financial  Information            Financial
Highlights

4.  General  Description  of Registrant         Cover  Page;
Prospectus Summary;
                             Investment Objective and
                             Management Policies; Additional
Information;
                             Annual Report

5.  Management  of the Fund              Management  of  the
Fund; Distributor;
                              Additional Information; Annual
Report

6.  Capital  Stock  and  Other  Securities        Investment
Objective and Management Policies;
                               Dividends, Distributions  and
Taxes;
                             Additional Information

7.  Purchase of Securities Being Offered           Valuation
of Shares; Purchase of Shares;
                              Exchange Privilege; Redemption
of Shares;
                                 Minimum    Account    Size;
Distributor


8.  Redemption or Repurchase            Purchase of  Shares;
Redemption of Shares;
                             Exchange Privilege

9. Legal Proceedings                   Not Applicable

Part B                            Statement of
Item No.                     Additional Information Caption

10. Cover                         Cover Page

11. Table of Contents                  Table of Contents

12.    General    Information                   Distributor;
Additional Information

13.   Investment  Objective  and  Policies        Investment
Objective and Management
                             Policies

14.  Management  of the Fund             Management  of  the
Fund; Distributor

15.  Control  Persons and Principal           Management  of
the Fund
     Holders of Securities

16.  Investment Advisory and Other Services   Management  of
the Fund; Distributor

17.   Brokerage   Allocation                      Investment
Objective and Management Policies

18.  Capital  Stock  and Other Securities       Purchase  of
Shares; Redemption of Shares;
                             Taxes

19.  Purchase, Redemption and Pricing of           Valuation
of Shares; Purchase of Shares;
       Securities   Being   Offered                 Exchange
Privilege; Redemption of Shares
                             Distributor

20. Tax Status                         Taxes

21. Underwriters                       Distributor

22. Calculation of Performance Data         Performance Data

23.    Financial   Statements                      Financial
Statements
             SMITH BARNEY APPRECIATION FUND INC.

                           PART A

Part A of the Registration Statement is incorporated by reference to Part A of Post-Effective Amendment No. 39 to the Registration Statement as filed with the SEC on July 3, 1995 as Accession # 91155-95-186 ("Post-Effective Amendment No. 39").


             SMITH BARNEY APPRECIATION FUND INC.

                           PART B

Part B of the Registration Statement is incorporated by reference to Part B of Post-Effective Amendment No. 39.

              SMITH BARNEY APPRECIATION FUND INC.

                             PART C

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

         Included in Part A:

                Financial Highlights are incorporated by reference to Part A of Post-Effective
              Amendment No. 39.

         Included in Part B:

     The Registrant's Annual Report for the year ended December 31, 1994 and the Report of Independent Accountants are incorporated by reference to the Definitive 30b-1 filed on February 27, 1995 as Accession # 0000053798-95-000097.

         Included in Part C:

     Consent of Independent Accountants is incorporated by reference to Post-Effective Amendment
No. 39.

(b) Exhibits

Exhibit No.   Description of Exhibits

               All references are to the Registrant's Registration Statement on Form N-8B-1 (the "Registration Statement") as filed with the SEC on September 9, 1969 and Form N-1A File No. 2-34576 and 811-1940.

(1)(a) Registrant's Articles of Incorporation, Articles of Amendment and Articles Supplementary dated August 25, 1969, May 9, 1983, August 26, 1987, July 20, 1989, November 2, 1992, and July
         30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 34 filed on December 29, 1993 ("Post-Effective Amendment No. 34").

(b) Registrant's Articles of Amendment dated October 14, 1994, Form of Articles Supplementary dated November 7, 1994 and Form of Articles of Amendment dated November 7, 1993 are incorporated by reference to Post-Effective Amendment No. 37 filed on November 7, 1994 ("Post-Effective Amendment No. 37").

(2)(a)         Registrant's  By-Laws  are  incorporated   by
         reference to the Registration Statement.

(b)            Amendment   to   Registrant's   By-Laws   are
         incorporated   by   reference   to   Post-Effective
         Amendment No. 24 filed on February 29, 1988.

(c)            Amendment   to  Registrant's  By-Laws   dated
         January   24,  1987  and  October  21,   1987   are
         incorporated   by   reference   to   Post-Effective
         Amendment No. 26.

(3)      Not Applicable.

(4)(a)        Registrant's  form  of  stock  certificate  is
         incorporated   by   reference   to   Post-Effective
         Amendment  No.  31 filed November 6,  1992  ("Post-
         Effective Amendment No. 31").

(5) Investment Advisory Agreement between the Registrant and Smith Barney Shearson Asset
         Management, dated July 30, 1993, is incorporated by reference to Post-Effective Amendment No. 34.

(6)(a)        Distribution Agreement between the  Registrant
         and  Smith  Barney Shearson Inc.,  dated  July  30,
         1993,   is  incorporated  by  reference  to   Post-
         Effective Amendment No. 34.

(b)           Form  of  Distribution Agreement  between  the
         Registrant and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 39.


(7)          Not Applicable.

(8)            Form  of  Custodian  Agreement  between   the
         Registrant and PNC Bank, National Association is incorporated by reference to Post-Effective No.
         39.


(9)(a) Administration Agreement between the Registrant and Smith, Barney Advisers, Inc. dated April 20, 1994, is incorporated by reference to Post-Effective Amendment No. 35 filed on July 1, 1994 ("Post-Effective Amendment No. 35").

(b) Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc., dated April 20, 1993, is incorporated by reference to Post-Effective Amendment No. 35.

(d)           Form  of Sub-Transfer Agency Agreement between
         the  Registrant  and  PFS Shareholder  Services  is
         incorporated   by   reference   to   Post-Effective
         Amendment No. 39.


(10) Opinion of Counsel regarding shares registered pursuant to Rule 24e-2 is incorporated by reference to Post-Effective Amendment No. 38 filed on February 28, 1995 ("Post-Effective Amendment No. 38").

(11)(a)        Consent  of  Coopers  &  Lybrand  L.L.P.   is
incorporated by reference to Post-Effective
         Amendment No. 39.

(b)            Consent   of   KPMG  Peat  Marwick   LLP   is
         incorporated   by   reference   to   Post-Effective
         Amendment No. 39.

(12)          Not Applicable.

(13)          Not Applicable.

(14)          Not Applicable.

(15) Amended Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc., dated November 7, 1994, is incorporated by reference to Post-Effective Amendment No. 37.

(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 26.


(17)          Not Applicable.

(18) Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is filed herein.



Item  25. Persons Controlled by or under Common Control with
Registrant

         None

Item 26. Number of Holders of Securities

              (1)                      (2)
                                  Number of Record Holders
          Title  of  Class                 by  Class  as  of
December 15, 1995

            Common    stock,   par                Class    A
165,264
           value   $.001  per  share               Class   B
96,767
                                  Class C            1,257
                                  Class Z                 18

Item 27. Indemnification

          Response to this item is incorporated by reference to Post-Effective Amendment No. 38.



Item  28(a).   Business and Other Connections of  Investment
Adviser


Investment Adviser - - Smith Barney Mutual Funds Management
Inc., formerly
known as Smith, Barney Advisers, Inc. ("SBMFM")


SBMFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc.
(formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of the officer and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).




Item 29. Principal Underwriters


(a) Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney New York Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Global Opportunities Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Principal Return Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., The USA High Yield Fund N.V., Garzarelli Sector Analysis Portfolio N.V., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Income Trust, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Florida Municipals Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Tax-Free Money Fund, Inc., Smith Barney Variable Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg) and various series of unit investment trusts.


     Smith Barney is a wholly owned subsidiary of Smith
     Barney Holdings Inc. (formerly known as Smith Barney
     Shearson Holdings Inc.), which in turn is a wholly
     owned subsidiary of Travelers Group Inc. (formerly
     known as Primerica Corporation) ("Travelers").   On
     June 1, 1994, Smith Barney changed its name from Smith
     Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities
     Exchange Act of 1934 (SEC File No. 812-8510).


(b) PFS Distributors ("PFS") currently acts as distributor for: Common Sense Growth; Common Sense Growth/Income; Common Sense Government; Common Sense Money Market; Common Sense Municipal Bond; CSII Aggressive Opportunity - A; CSII Aggressive Opportunity - B; CSII Growth - A; CSII Growth - B; CSII Growth/Income - A; CSII Growth/Income - B; CSII Government - A; CSII Government - B; CSII Emerging Growth - A; CSII Emerging Growth - B; CSII International Equity - A; and CSII International Equity - B.

     On May 8, 1995, PFS changed its name from Common Sense Distributors to PFS Distributors, its current name. The information required by this Item 29 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of FORM BD, filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

Item 30. Location of Accounts and Records

    (1)  Smith Barney Appreciation Fund Inc.
         3100 Breckenridge Blvd. Bldg. 200
         Duluth, Georgia 30199-0062


    (2)  Smith Barney Mutual Funds Management Inc.
         388 Greenwich Street
         New York, New York 10013

    (3)  PFS Shareholder Services
         3100 Breckenridge Blvd. Bldg. 200
         Duluth, Georgia 30199-0062


    (4)  PNC Bank, National Association
         17th & Chestnut Streets
         Philadelphia, PA 19103


    (5)  First Data Investor Services Group, Inc.
         One Boston Place
         Boston, Massachusetts 02109


Item 31. Management Services

         None


Item 32. Undertakings

         None

Rule 485(b) Certification

         The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule
485(b) under the Securities Act of 1933, as amended.


                           SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY APPRECIATION FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the

    20th day of December, 1995    .

                             SMITH BARNEY APPRECIATION FUND
INC.



                             By: /s/ Heath B. McLendon
                                    Heath B. McLendon,
                                    Chief Executive Officer



    Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration
Statement and the above Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated.

Signature               Title                         Date

/s/ Heath B. McLendon        Director, Chairman of the Board
    12/20/95
Heath B. McLendon

/s/ Lewis E. Daidone              Senior Vice President and
   12/20/95
Lewis E. Daidone        Treasurer (Chief Financial
                   and Accounting Officer)

/s/ Alfred J. Bianchetti          Director                         12/20/95
Alfred J. Bianchetti

/s/ Herbert Barg                  Director                         12/20/95
Herbert Barg

/s/ Martin Brody                  Director                         12/20/95
Martin Brody


Signature               Title                         Date

/s/ Burt N. Dorsett               Director                         12/20/95
Burt N. Dorsett

/s/ Dwight B. Crane               Director                         12/20/95
Dwight B. Crane


/s/ Elliott S. Jaffe              Director                         12/20/95
Elliott S. Jaffe

/s/ Stephen E. Kaufman       Director
   12/20/95
Stephen E. Kaufman

/s/ Joseph J. McCann              Director                         06/30/95
Joseph J. McCann


/s/ Cornelius C. Rose, Jr.        Director                         12/20/95
Cornelius C. Rose